Business and Intangible Asset Acquisitions and Joint Ventures - Pro Forma Information - Unaudited (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	May. 31, 2015	Feb. 28, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2015	May. 31, 2014	May. 31, 2013
Business Acquisition [Line Items]
Basic earnings per share attributable to Global Payments (in dollars per share)	$ 0.50	$ 0.47	$ 0.55	$ 0.55	$ 0.37	$ 0.38	$ 0.51	$ 0.44	$ 2.07	$ 1.70	$ 1.39
Diluted earnings per share attributable to Global Payments (in dollars per share)	$ 0.49	$ 0.46	$ 0.55	$ 0.55	$ 0.36	$ 0.38	$ 0.51	$ 0.44	$ 2.06	$ 1.69	$ 1.38
PayPros
Business Acquisition [Line Items]
Total revenues, Actual										$ 2,554,236	$ 2,375,923
Total revenues, Pro forma										2,628,547	2,465,319
Net income attributable to Global Payments, Actual										245,286	216,125
Net income attributable to Global Payments, Pro forma										$ 241,272	$ 207,032
Basic earnings per share attributable to Global Payments (in dollars per share)										$ 1.70	$ 1.39
Net income per share attributable to Global Payments, basic, Pro forma (in dollars per share)										1.68	1.33
Diluted earnings per share attributable to Global Payments (in dollars per share)										1.69	1.38
Net income per share attributable to Global Payments, diluted, Pro forma (in dollars per share)										$ 1.66	$ 1.33
Accelerated Payment Technologies
Business Acquisition [Line Items]
Total revenues, Actual											$ 2,375,923
Total revenues, Pro forma								$ 2,380,098
Net income attributable to Global Payments, Actual											$ 216,125
Net income attributable to Global Payments, Pro forma								$ 217,122
Basic earnings per share attributable to Global Payments (in dollars per share)											$ 1.39
Net income per share attributable to Global Payments, basic, Pro forma (in dollars per share)								$ 1.40
Diluted earnings per share attributable to Global Payments (in dollars per share)											$ 1.38
Net income per share attributable to Global Payments, diluted, Pro forma (in dollars per share)								$ 1.39